As filed with the Securities and Exchange Commission on December 10, 2014

Registration Nos. 033-16439 and 811-05159

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 133	☒

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 135	☒

RS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

One Bush Street

San Francisco, California 94104

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (800) 766-3863

MATTHEW H. SCANLAN

c/o RS Investments

One Bush Street

San Francisco, California 94104

(Name and Address of Agent for Service)

TIMOTHY W. DIGGINS, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 9, 2015, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 133 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate January 9, 2015, as the new effective date for Post-Effective Amendment No. 90 filed pursuant to Rule 485(a) under the Securities Act on May 17, 2012. Post-Effective Amendment No. 90 was initially scheduled to become effective on July 31, 2012 and has been the subject of multiple delaying amendments, most recently Post-Effective Amendment No. 131 filed pursuant to Rule 485(b) under the Securities Act on November 12, 2014. This Post-Effective Amendment No. 133 is intended to amend and supersede Post-Effective Amendment No. 131 and all other prior delaying amendments. This Post-Effective Amendment No. 133, however, is not intended to amend or supersede any information contained in Post-Effective Amendment No. 90.

This Post-Effective Amendment No. 133 relates solely to RS Equity Income Fund, a series of RS Investment Trust (the “Trust”). This Post-Effective Amendment No. 133 does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

RS INVESTMENT TRUST

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A of RS Investment Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on May 17, 2012 (“Amendment No. 90/92”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 90/92 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 17, 2012.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 90/92 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 17, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant, RS Investment Trust, certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 133 under the Securities Act and Amendment No. 135 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California, on the 10th day of December, 2014.

RS Investment Trust

By:	/s/ SHELLY (TAM) CHU
Shelly (Tam) Chu
Title:	Treasurer and Principal Financial and Accounting Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 133 to the Registration Statement on Form N-1A of RS Investment Trust has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

MATTHEW H. SCANLAN*	Trustee, President and Principal Executive Officer	December 10, 2014
Matthew H. Scanlan

/s/ SHELLY (TAM) CHU	Treasurer and Principal Financial and Accounting Officer	December 10, 2014
Shelly (Tam) Chu

JUDSON BERGMAN*	Trustee	December 10, 2014
Judson Bergman

DENNIS M. BUSHE*	Trustee	December 10, 2014
Dennis M. Bushe

KENNETH R. FITZSIMMONS JR.*	Trustee	December 10, 2014
Kenneth R. Fitzsimmons Jr.

ANNE M. GOGGIN*	Trustee	December 10, 2014
Anne M. Goggin

CHRISTOPHER C. MELVIN JR.*	Trustee	December 10, 2014
Christopher C. Melvin Jr.

MARGHERITA L. DIMANNI*	Trustee	December 10, 2014
Margherita L. DiManni

GLORIA S. NELUND*	Trustee	December 10, 2014
Gloria S. Nelund

* By:	/s/ NINA GUPTA
Nina Gupta Attorney-in-Fact pursuant to the powers of attorney previously filed or filed herewith